Share-Based Compensation - RSUs activity under the long-term incentive plan (Details) - Restricted share units						12 Months Ended
	Sep. 26, 2024	Sep. 26, 2023	Sep. 28, 2022	Sep. 28, 2021	Sep. 28, 2020	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance | shares						525,965	792,209	386,520
Number of Shares, Granted	2,014,386	1,710,607	3,987,509	2,604,545	1,402,714	2,014,386	1,710,607	3,987,509
Number of Shares, Vested | shares						(2,261,433)	(1,974,496)	(3,563,177)
Number of Shares, Forfeited | shares						(5,307)	(2,355)	(18,643)
Number of Shares, Balance | shares						273,611	525,965	792,209
Weighted Average Grant Date Fair Value, Balance						$ 6.36	$ 6.71	$ 10.17
Weighted Average Grant Date Fair Value, Granted						5.68	5.68	5.09
Weighted Average Grant Date Fair Value, Vested						5.88	5.91	5.25
Weighted Average Grant Date Fair Value, Forfeited						7.33	9.81	10.15
Weighted Average Grant Date Fair Value, Balance						$ 5.29	$ 6.36	$ 6.71